INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 10,702	$ 5,318
Work in progress	1,950	1,755
Finished goods	7,626	4,906
Inventories	20,278	11,979
Write down of inventories	$ 1,558	$ 701	$ 232